PREPAID LAND USE RIGHTS	12 Months Ended
Dec. 31, 2020
PREPAID LAND USE RIGHTS
PREPAID LAND USE RIGHTS

7     PREPAID LAND USE RIGHTS

Prepaid land use rights, representing the amounts paid and relevant costs incurred for the rights to use land in the PRC and Hong Kong SAR acquired before the adoption of ASC 842, consisted of the following:

	As of December 31,
	2019	2020

Prepaid land use rights	782,319	736,695
Less: Accumulated amortization	(35,132)	(58,505)
Prepaid land use rights, net	747,187	678,190

Amortization of prepaid land use rights was RMB6,082, RMB26,393 and RMB26,656 for the years ended December 31, 2018, 2019 and 2020, respectively.

Prepaid land use rights with a net book value of RMB741,032 and RMB678,190 were pledged as security for bank loans (Note 9) as of December 31, 2019 and 2020, respectively.

Upon the adoption of ASC 842 on January 1, 2019, land use rights acquired are assessed in accordance with ASC 842 and recognized in operating lease right-of-use assets if they meet the definition of operating lease, or property and equipment if they meet the definition of finance lease (Note (2)(j)).